Fees Summary	Mar. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,000
Previously Paid Amount	0.00
Total Fee Amount	61.24
Total Offset Amount	0.00
Net Fee	61.24
Narrative - Max Aggregate Offering Price	$ 400,000
Final Prospectus	true